BASIS OF PREPARATION AND PRESENTATION OF INTERIM FINANCIAL INFORMATION	9 Months Ended
Sep. 30, 2021
BASIS OF PREPARATION AND PRESENTATION OF INTERIM FINANCIAL INFORMATION

2.	BASIS OF PREPARATION AND PRESENTATION OF INTERIM FINANCIAL INFORMATION

The condensed consolidated interim financial information was prepared in accordance with the IAS 34 – Interim Financial Reporting issued by the International Accounting Standards Board - IASB. All the relevant information applicable to the condensed consolidated interim financial information, and only them, are being evidenced and correspond to those used by administration in its management.

The condensed consolidated interim financial information is expressed in thousands of Brazilian Reais (“R$”), unless otherwise stated. For disclosures of amounts in other currencies, the values were also expressed in thousands, unless otherwise stated.

The preparation of the condensed consolidated interim financial information requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosures of contingent liabilities. The uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of certain assets and liabilities in future periods.

Any judgments, estimates and assumptions are reviewed at each reporting period.

The condensed consolidated interim financial information was prepared based on the recoverable historical cost, except for the following material items recognized in the statements of financial position:

(i)       derivative financial instruments and non-derivative financial instruments measured at fair value;

(ii)       share-based payments and employee benefits measured at fair value;

(iii)       biological assets measured at fair value; and

(iv)       assets held for sale in instances where the fair value is lower than historical cost.

The Company prepared condensed consolidated interim financial information under the going concern assumption and disclosed all relevant information in its explanatory notes, in order to clarify and complement the accounting basis adopted.